OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
OTHER LONG-TERM ASSETS
Schedule of other long-lived assets

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)		(Note 3)
Prepayments for mining machines	42,456	39,841	5,458
Others	2,030	1,217	167
Total	44,486	41,058	5,625